Accumulated Other Comprehensive (Loss) Income - Summary of Accumulated Other Comprehensive (Loss) Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Beginning balance	¥ (257,977)		¥ (172,586)	¥ 40,011
Foreign currency translation adjustments	(42,540)	$ (6,168)	(85,391)	(212,597)
Ending balance	¥ (300,517)	$ (43,571)	¥ (257,977)	¥ (172,586)